Cover Page	Nov. 27, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 25, 2024
Entity Registrant Name	INTEL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-06217
Entity Central Index Key	0000050863
Amendment Flag	false
Entity Tax Identification Number	94-1672743
Entity Address, Address Line One	2200 Mission College Boulevard
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1549
City Area Code	(408)
Local Phone Number	765-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	INTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false